Shareholders' Equity	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
Shareholders' equity
14.	Shareholders’ equity

Ordinary shares

Sentage Holdings was incorporated as an exempted company with limited liability under the laws of the Cayman Islands on September 16, 2019. The original authorized number of Ordinary Shares was 50,000 shares with par value of $1.00 per share and 10,000 shares were issued and outstanding. On September 2, 2020, the Company amended its Memorandum of Association to subdivide the authorized shares from 50,000 shares at par value of $1.00 per share to 50,000,000 shares of Ordinary Shares with par value of $0.001 per share, and subdivide the already issued 10,000 shares to 10,000,000 shares at par value of $0.001 per share As a result of this forward split, there is a total of 10,000,000 Ordinary Shares issued and outstanding. The issuance of these 10,000,000 shares is considered as a part of the Reorganization of the Company, which was retroactively applied as if the transaction occurred at the beginning of the period presented (see Note 1).

On August 10, 2022, the Company’s authorized ordinary shares was consolidated at the ratio of five-for-one and the Company’s authorized capital stock became $50,000 divided into 10,000,000 ordinary shares of $0.005 per share.

On December 7, 2023, the Company held its 2023 annual general meeting of shareholders, at which the Company’s shareholders adopted the following:

i.	the authorized share capital of the Company be increased from US$50,000 divided into 10,000,000 ordinary shares of par value US$0.005 each to US$1,000,000 divided into 200,000,000 ordinary shares of par value US$0.005 each (the “Share Capital Increase”);

ii.	subject to and immediately following the Share Capital Increase being effected, the Company re-designate and re-classify its authorized share capital as follows (the “Share Capital Reorganization”)

a. each ordinary share in issue immediately following the Share Capital Increase be re-designated and re-classified into one Class A ordinary share of par value US$0.005 each (“Class A ordinary shares”);

b. 20,000,000 of the remaining authorized but unissued ordinary shares be re-designated and re-classified into one Class B ordinary share of par value US$0.005 each (“Class B ordinary shares”);

c. each of the remaining authorized but unissued ordinary shares be re-designated and re-classified into one Class A ordinary share of par value US$0.005 each;

iii.	subject to and immediately following the Share Capital Increase and/or Share Capital Reorganization being effected, the Company adopt a second amended and restated memorandum and articles of association in substitution for, and to the exclusion of, the Company’s existing memorandum and articles of association, to reflect the Share Capital Increase and/or the Share Capital Reorganization (if and to the extent each is effected) and, subject to the Share Capital Reorganization being effected, the terms of the Class A ordinary shares and Class B ordinary shares.

From the legal perspective, the Reverse Split applied to the issued shares of the Company on the date of the Reverse Split and does not have any retroactive effect on the Company’s shares prior that date. However, for accounting purposes only, references to our ordinary shares in this annual report are stated as having been retroactively adjusted and restated to give effect to the Reverse Split, as if the Reverse Split had occurred by the relevant earlier date.

Restricted net assets and liabilities

Relevant PRC laws and regulations restrict the Company’s PRC subsidiary and VIEs from transferring a portion of their net assets, equivalent to their statutory reserves and their share capital, to the Company in the form of loans, advances or cash dividends. Only PRC entities’ accumulated profits may be distributed as dividends to the Company without the consent of a third party.

The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S GAAP differ from those in the statutory financial statements of the WFOE and VIEs. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

In addition, relevant PRC laws and regulations restrict the transfer of a portion of the net liabilities of the Company’s PRC subsidiary and VIEs. In the event of operating losses, these entities may generate net liabilities. However, due to legal and regulatory constraints, they are prohibited from shifting these net liabilities. Any attempt to transfer restricted net liabilities by a wholly foreign - owned company out of China is subject to scrutiny by the banks designated by the State Administration of Foreign Exchange.

In light of the foregoing restrictions, Sentage WFOE and the VIEs are restricted in their ability to transfer their net assets and liabilities to the Company. Foreign exchange and other regulations in the PRC may further restrict Sentage WFOE and VIEs from transferring funds to the Company in the form of dividends, loans and advances. At the same time, they may also further restrict the transfer of net liabilities to the company, to avoid harming the interests of creditors in the PRC. As of December 31, 2023, restricted net assets of Sentage WFOE and VIEs amounted to $409,435. And restricted net liabilities of Sentage WFOE and VIEs amounted to $359,744 as of December 31, 2024.